Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 EUR (€)
Disclosure Of Cash Flow Statement [Line Items]
Bond amount | £		£ 7,711,700,000
Proceeds from issue of EUR 250 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount	€ 250,000,000
Repayment of GBP 400 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount | £		£ 400,000,000
Proceeds from issue of GBP 400 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount | £				£ 400,000,000
Repayment of EUR 498 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount			€ 498,000,000
Proceeds from issue of EUR 600 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount					€ 600,000,000
Repayment of EUR 500 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount					500,000,000
Premium on exchange of EUR 252 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount					€ 252,000,000